Employee benefits - Narrative (Details)	12 Months Ended
	Sep. 30, 2023 CAD ($) plan	Sep. 30, 2022 CAD ($)
Disclosure of defined benefit plans [line items]
Surplus in plan	$ (162,543,000)	$ (107,974,000)
Current service cost	13,734,000	13,053,000
Annual contributions	7,574,000
Pension cost for defined contribution plans	282,284,000	241,405,000
Deferred compensation plan liabilities	97,745,000	81,452,000
Deferred compensation plan assets	$ 88,076,000	71,863,000
U.K.
Disclosure of defined benefit plans [line items]
Number of defined benefit pension plans | plan	3
Surplus in plan	$ 593,000	46,647,000
Annual contributions	377,000
Other
Disclosure of defined benefit plans [line items]
Surplus in plan	(28,565,000)	(26,752,000)
Annual contributions	7,197,000
UNITED STATES
Disclosure of defined benefit plans [line items]
Deferred compensation plan assets	$ 88,076,000	71,863,000
CMG U.K. Pension Scheme | U.K.
Disclosure of defined benefit plans [line items]
Equity investments, target allocation percentage of plan assets	65.00%
Surplus in plan	$ 34,707,000
Logica U.K. Pension & Life Assurance Scheme | U.K.
Disclosure of defined benefit plans [line items]
Equity investments, target allocation percentage of plan assets	15.00%
Bond investments, target allocation percentage of plan assets	85.00%
Surplus in plan	$ 85,000
Current service cost	$ 339,000
Logica Defined Benefit Pension Plan | U.K.
Disclosure of defined benefit plans [line items]
Equity investments, target allocation percentage of plan assets	10.00%
Bond investments, target allocation percentage of plan assets	90.00%
Surplus in plan	$ 17,819,000
Alecta multi-employer plan
Disclosure of defined benefit plans [line items]
Annual contributions	14,867,000
Pension cost for defined contribution plans	$ 25,311,000	$ 28,868,000
Proportion of total contributions to the plan	0.57%
Proportion of total number of active members in the plan	0.48%
Collective funding solvency percentage	178.00%	189.00%
Alecta multi-employer plan | Minimum
Disclosure of defined benefit plans [line items]
Collective funding solvency allowed	125.00%
Alecta multi-employer plan | Maximum
Disclosure of defined benefit plans [line items]
Collective funding solvency allowed	175.00%